Land, Buildings And Equipment, Net (Components Of Land, Buildings And Equipment, Net) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Property, Plant and Equipment, Net [Abstract]
Land	$ 659.7	$ 888.1
Buildings	3,234.5	4,474.5
Equipment	1,378.4	1,860.9
Assets under capital leases	69.5	67.7
Construction in progress	89.1	149.7
Total land, buildings and equipment	5,431.2	7,440.9
Less accumulated depreciation and amortization	(2,027.0)	(3,030.2)
Less amortization associated with assets under capital leases	(23.2)	(19.6)
Land, buildings and equipment, net	$ 3,381.0	$ 4,391.1